Subsidiaries	12 Months Ended
Dec. 31, 2025
Subsidiaries [Abstract]
SUBSIDIARIES

35. SUBSIDIARIES

On September 12, 2025, the Company completed the Reorganization which resulted in an indirect distribution of the equity of Telesat LEO Inc. within the wholly-owned subsidiaries of Telesat. As a result of the Reorganization, Telesat LEO Inc., which previously issued the Telesat Lightspeed Financing Warrants to the Government of Canada and the Government of Quebec (See Note 24), exchanged all its issued and outstanding common shares on a one-for-one basis for LP Units of the newly created Lightspeed LEO Limited Partnership. Telesat LEO Inc. continues as Telesat LEO ULC. Lightspeed Limited Partnership owns all of the issued and outstanding equity of Telesat LEO. Concurrently, the Company amended and restated its Telesat Lightspeed Financing Warrants with the Government of Canada and the Government of Quebec to change the issuing entity to be Lightspeed LEO Limited Partnership. The salient terms of the Telesat Lightspeed Financing Warrants remain unchanged from the Issuance Date. The series of transactions executed for the Reorganization were structured on a tax deferred basis for both Canadian and US tax purposes.

The list of significant companies included in the scope of consolidation as at December 31, 2025 was as follows:

Company	Country	Method of Consolidation	% voting rights(1)
Lightspeed LEO Limited Partnership	Canada	Fully consolidated	100
Loral Skynet Corporation	United States	Fully consolidated	100
Loral Space & Communications Inc.	United States	Fully consolidated	100
Skynet Satellite Corporation	United States	Fully consolidated	100
Telesat (IOM) Limited	Isle of Man	Fully consolidated	100
Telesat Brasil Capacidade de Satelites Ltda.	Brazil	Fully consolidated	100
Telesat Can ULC	Canada	Fully consolidated	100
Telesat CanHold Corporation	Canada	Fully consolidated	100
Telesat Canada	Canada	Fully consolidated	100
Telesat International Limited	United Kingdom	Fully consolidated	100
Telesat LEO Holdings ULC	Canada	Fully consolidated	100
Telesat LEO U.S. Inc.	United States	Fully consolidated	100
Telesat LEO ULC	Canada	Fully consolidated	100
Telesat Network Services, Inc.	United States	Fully consolidated	100
Telesat Partnership LP	Canada	Fully consolidated	100
Telesat Satellite LP	United States	Fully consolidated	100
Telesat Spectrum General Partnership	Canada	Fully consolidated	100
Telesat U.S. Services, LLC	United States	Fully consolidated	100
The SpaceConnection, Inc.	United States	Fully consolidated	100

(1)    Details of the non-controlling interest are described in Note 26.

(2)    In 2025, Infosat Able Holdings, Inc. was excluded from the listing given the completion of the sale of the subsidiary in August 2024. Infosat Able Holdings, Inc was from the United States, was a wholly-owned subsidiary and fully consolidated.